Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–80.29%
Australia–4.13%
Australia & New Zealand Banking Group Ltd.	738	$15,030
BHP Group Ltd.	4,480	175,567
BHP Group PLC	3,624	117,694
Coles Group Ltd.	1,044	13,424
Endeavour Group Ltd.(a)	1,673	8,140
Fortescue Metals Group Ltd.	792	14,544
Glencore PLC(a)	20,656	92,852
Rio Tinto Ltd.	1,278	125,783
Rio Tinto PLC	1,997	170,190
Telstra Corp. Ltd.	10,292	28,589
Transurban Group	2,555	26,883
Wesfarmers Ltd.	1,457	65,468
Westpac Banking Corp.	198	3,549
Woolworths Group Ltd.	1,727	49,351
		907,064
Austria–0.03%
OMV AG	126	6,800
Belgium–0.26%
Anheuser-Busch InBev S.A./N.V.	342	21,553
Groupe Bruxelles Lambert S.A.	90	10,470
KBC Group N.V.	306	24,585
		56,608
Brazil–2.29%
Ambev S.A.	3,000	9,585
B3 S.A. - Brasil, Bolsa, Balcao	11,600	33,965
Banco Bradesco S.A., Preference Shares	2,962	13,791
Banco do Brasil S.A.	2,200	13,361
Banco Inter S.A., Preference Shares(b)	4,500	20,624
CCR S.A.	1,700	4,243
Cia Siderurgica Nacional S.A.	2,100	18,850
Gerdau S.A., Preference Shares	1,100	6,505
Localiza Rent a Car S.A.	400	4,773
Petroleo Brasileiro S.A., Preference Shares	22,500	116,253
Vale S.A.	11,000	229,705
WEG S.A.	4,600	31,540
		503,195
Chile–0.14%
Banco de Chile	74,690	6,840
Banco Santander Chile	108,229	5,341
Cencosud S.A.	3,671	6,658
Falabella S.A.	2,879	11,192
		30,031
China–11.68%
AAC Technologies Holdings, Inc.	1,000	5,995
Alibaba Group Holding Ltd.(a)	4,200	102,633
Alibaba Health Information Technology Ltd.(a)	4,000	6,225
Shares		Value
China–(continued)
Aluminum Corp. of China Ltd., H Shares(a)	12,000	$7,288
Anhui Conch Cement Co. Ltd., H Shares	1,500	7,174
ANTA Sports Products Ltd.	2,000	43,646
Autohome, Inc., ADR	162	7,339
Baidu, Inc., ADR(a)	1,152	188,940
Bank of China Ltd., H Shares	87,000	30,240
Bank of Communications Co. Ltd., H Shares	31,000	17,960
BeiGene Ltd., ADR(a)	54	17,096
Bilibili, Inc.(a)	160	13,729
Brilliance China Automotive Holdings Ltd.(c)	6,000	4,227
BYD Co. Ltd., H Shares	8,500	261,831
BYD Electronic International Co. Ltd.	2,000	10,129
CanSino Biologics, Inc., H Shares(a)(b)	200	8,496
China CITIC Bank Corp. Ltd., H Shares	9,000	4,029
China Construction Bank Corp., H Shares	105,000	73,305
China Everbright Bank Co. Ltd., H Shares	8,000	2,729
China Evergrande New Energy Vehicle Group Ltd.(a)	3,500	5,640
China Feihe Ltd.(b)	5,000	9,637
China Gas Holdings Ltd.	1,800	5,583
China Life Insurance Co. Ltd., H Shares	18,000	30,098
China Literature Ltd.(a)(b)	400	3,709
China Merchants Bank Co. Ltd., H Shares	7,500	57,245
China Minsheng Banking Corp. Ltd., H Shares	9,000	3,661
China Molybdenum Co. Ltd., H Shares	9,000	6,609
China Overseas Land & Investment Ltd.	7,000	14,701
China Pacific Insurance (Group) Co. Ltd., H Shares	1,600	4,510
China Petroleum & Chemical Corp., H Shares	10,000	4,558
China Resources Beer Holdings Co. Ltd.	2,000	15,002
China Shenhua Energy Co. Ltd., H Shares	5,500	10,425
China Taiping Insurance Holdings Co. Ltd.	3,000	4,220
China Tower Corp. Ltd., H Shares(b)	74,000	9,809
China Vanke Co. Ltd., H Shares	1,900	4,954
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	18,850	28,583
Country Garden Services Holdings Co. Ltd.	1,000	8,121
CSPC Pharmaceutical Group Ltd.	22,640	30,593
ENN Energy Holdings Ltd.	1,100	23,046
Evergrande Property Services Group Ltd.(a)(b)	5,000	3,556
Fosun International Ltd.	3,000	3,974
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,200	7,640
Ganfeng Lithium Co. Ltd., H Shares(b)	600	13,021
Geely Automobile Holdings Ltd.	3,000	10,036
Great Wall Motor Co. Ltd., H Shares	9,000	43,341
Haier Smart Home Co. Ltd., H Shares	1,600	5,484
Hengan International Group Co. Ltd.	1,000	5,953
HengTen Networks Group Ltd.(a)	16,000	7,199
Huazhu Group Ltd., ADR(a)	162	7,287
Industrial & Commercial Bank of China Ltd., H Shares	120,000	66,751
Innovent Biologics, Inc.(a)(b)	2,000	20,424
JD.com, Inc., A Shares(a)	450	15,980
KE Holdings, Inc., ADR(a)	666	14,645
Kingdee International Software Group Co. Ltd.(a)	2,000	6,272

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Kingsoft Cloud Holdings Ltd., ADR(a)	234	$6,786
Kingsoft Corp. Ltd.	3,000	13,992
Kuaishou Technology(a)(b)	1,100	14,805
Kunlun Energy Co. Ltd.	4,000	3,464
Lenovo Group Ltd.	30,000	28,055
Li Auto, Inc., ADR(a)	918	30,652
Li Ning Co. Ltd.	2,500	26,424
Longfor Group Holdings Ltd.(b)	2,500	11,689
Lufax Holding Ltd., ADR(a)	1,044	7,830
MicroPort Scientific Corp.	1,000	7,557
NetEase, Inc.	2,100	42,727
New Oriental Education & Technology Group, Inc., ADR(a)	630	1,367
NIO, Inc., ADR(a)	1,889	84,401
Nongfu Spring Co. Ltd., H Shares(b)	2,600	13,399
NXP Semiconductors N.V.	1,098	226,616
PetroChina Co. Ltd., H Shares	84,000	34,959
Pharmaron Beijing Co. Ltd., H Shares(b)	200	4,385
Pinduoduo, Inc., ADR(a)	1,026	93,992
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,500	48,277
Postal Savings Bank of China Co. Ltd., H Shares(b)	12,000	7,754
RLX Technology, Inc., ADR(a)	612	2,668
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,000	7,175
Shenzhou International Group Holdings Ltd.	1,100	24,367
Sino Biopharmaceutical Ltd.	8,500	7,234
Sinopharm Group Co. Ltd., H Shares	1,600	4,208
SITC International Holdings Co. Ltd.	7,000	28,862
Smoore International Holdings Ltd.(b)	4,000	17,245
Sunac China Holdings Ltd.(a)	1,000	2,597
Sunny Optical Technology Group Co. Ltd.	2,200	66,682
Tencent Holdings Ltd.	2,500	154,278
Tencent Music Entertainment Group, ADR(a)	360	3,805
Trip.com Group Ltd., ADR(a)	414	10,735
Tuya, Inc., ADR(a)	324	6,441
Vipshop Holdings Ltd., ADR(a)	1,134	18,858
Want Want China Holdings Ltd.	6,000	4,048
Weibo Corp., ADR(a)	216	12,182
Weichai Power Co. Ltd., H Shares	6,000	13,137
WuXi AppTec Co. Ltd., H Shares(b)	440	9,793
Wuxi Biologics Cayman, Inc.(a)(b)	3,500	53,431
Xiaomi Corp., B Shares(a)(b)	4,600	15,024
Xinyi Solar Holdings Ltd.	4,000	8,042
XPeng, Inc., ADR(a)	324	13,132
Yihai International Holding Ltd.	1,000	6,021
Yum China Holdings, Inc.	91	5,659
Zai Lab Ltd., ADR(a)	180	26,030
Zijin Mining Group Co. Ltd., H Shares	8,000	11,414
		2,567,477
Denmark–2.34%
AP Moller - Maersk A/S, Class B	18	49,959
Carlsberg A/S, Class B	126	23,318
Danske Bank A/S	900	15,754
DSV Panalpina A/S	18	4,385
Novo Nordisk A/S, Class B	4,120	381,628
Novozymes A/S, Class B	378	29,712
Shares		Value
Denmark–(continued)
Vestas Wind Systems A/S	234	$8,628
		513,384
Finland–0.82%
Fortum OYJ	198	5,465
Kone OYJ, Class B	253	20,951
Neste OYJ	900	55,377
Nokia OYJ(a)	6,093	37,361
Nordea Bank Abp	630	7,372
Sampo OYJ, Class A	1,008	48,605
UPM-Kymmene OYJ	108	4,416
		179,547
France–5.19%
Airbus SE(a)	162	22,224
AXA S.A.	3,203	82,908
BNP Paribas S.A.	1,601	97,403
Bouygues S.A.	144	5,554
Bureau Veritas S.A.	324	10,695
Capgemini SE	54	11,682
Carrefour S.A.	216	4,015
Cie de Saint-Gobain	954	68,248
Cie Generale des Etablissements Michelin S.C.A.	234	38,213
Credit Agricole S.A.	666	9,264
Danone S.A.	144	10,600
Electricite de France S.A.	720	8,715
EssilorLuxottica S.A.	936	176,675
Hermes International	5	7,651
Kering S.A.	90	80,812
Legrand S.A.	54	6,084
L’Oreal S.A.	198	90,697
LVMH Moet Hennessy Louis Vuitton SE	90	72,023
Orange S.A.	1,242	13,840
Pernod Ricard S.A.	198	43,701
Sanofi	594	61,210
Sartorius Stedim Biotech	18	10,272
Societe Generale S.A.	612	17,930
Thales S.A.	126	13,224
TotalEnergies SE	3,509	153,011
Vinci S.A.	144	15,226
Vivendi SE	162	5,472
Worldline S.A.(a)(b)	36	3,369
		1,140,718
Germany–5.31%
adidas AG	162	58,849
Allianz SE	576	143,449
BASF SE	933	73,311
Bayerische Motoren Werke AG	306	30,440
Continental AG(a)	108	14,678
Daimler AG	846	75,576
Deutsche Bank AG(a)	2,015	25,470
Deutsche Post AG	774	52,419
Deutsche Telekom AG	4,084	84,851
Evonik Industries AG	180	6,256
Fresenius Medical Care AG & Co. KGaA	540	42,634
Fresenius SE & Co. KGaA	954	50,182
Hannover Rueck SE	54	9,089
Henkel AG & Co. KGaA, Preference Shares	90	9,126
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Germany–(continued)
Infineon Technologies AG	306	$11,667
Knorr-Bremse AG	90	10,209
Merck KGaA	237	48,557
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	234	63,283
RWE AG	169	6,018
SAP SE	1,242	178,135
Sartorius AG, Preference Shares	36	21,776
Siemens AG	270	42,155
Siemens Healthineers AG(b)	180	11,893
Volkswagen AG, Preference Shares	396	96,634
		1,166,657
Greece–0.07%
Hellenic Telecommunications Organization S.A.	900	16,411
Hong Kong–2.40%
CK Asset Holdings Ltd.	6,000	40,913
CK Hutchison Holdings Ltd.	8,000	58,507
CLP Holdings Ltd.	5,000	51,587
Hong Kong & China Gas Co. Ltd. (The)	63,292	103,158
Hong Kong Exchanges & Clearing Ltd.	1,700	108,622
Jardine Matheson Holdings Ltd.	600	35,654
Link REIT	7,400	70,802
Sun Hung Kai Properties Ltd.	2,000	28,662
Techtronic Industries Co. Ltd.	500	8,949
WH Group Ltd.	11,500	9,540
Wharf Real Estate Investment Co. Ltd.	2,000	11,301
		527,695
Hungary–0.14%
OTP Bank Nyrt(a)	558	30,091
Indonesia–0.27%
PT Astra International Tbk	30,700	10,024
PT Bank Central Asia Tbk	6,000	12,386
PT Bank Mandiri (Persero) Tbk	17,200	6,796
PT Bank Rakyat Indonesia (Persero) Tbk	24,400	6,265
PT Telkom Indonesia (Persero) Tbk	106,600	23,910
		59,381
Ireland–0.51%
CRH PLC	1,601	79,789
Kerry Group PLC, Class A	198	29,356
Ryanair Holdings PLC, ADR(a)	36	3,925
		113,070
Italy–0.66%
Assicurazioni Generali S.p.A.	1,565	31,268
Enel S.p.A.	9,087	83,907
Eni S.p.A.	450	5,315
Intesa Sanpaolo S.p.A.	4,984	13,764
Poste Italiane S.p.A.(b)	468	6,204
UniCredit S.p.A.	414	4,952
		145,410
Japan–11.51%
Asahi Kasei Corp.	400	4,362
Astellas Pharma, Inc.	3,300	52,561
Bridgestone Corp.	3,800	167,253
Canon, Inc.	1,600	36,745
Shares		Value
Japan–(continued)
Dai-ichi Life Holdings, Inc.	200	$3,695
Daiichi Sankyo Co. Ltd.	1,500	29,703
Daikin Industries Ltd.	200	41,575
Daiwa House Industry Co. Ltd.	900	27,614
Denso Corp.	500	34,332
Eisai Co. Ltd.	200	16,416
FANUC Corp.	100	22,396
Fast Retailing Co. Ltd.	100	67,847
FUJIFILM Holdings Corp.	800	57,454
Hitachi Ltd.	800	45,944
Honda Motor Co. Ltd.	2,300	73,575
Hoya Corp.	600	84,715
ITOCHU Corp.	1,800	53,627
Japan Post Holdings Co. Ltd.	3,800	32,291
Japan Tobacco, Inc.	300	5,867
Kao Corp.	600	36,073
KDDI Corp.	1,000	30,518
Kirin Holdings Co. Ltd.	1,000	18,300
Komatsu Ltd.	400	10,429
Kubota Corp.	300	6,269
Kyocera Corp.	300	18,542
M3, Inc.	100	6,551
Mitsubishi Corp.	3,800	107,136
Mitsubishi Electric Corp.	600	8,122
Mitsubishi Estate Co. Ltd.	1,100	17,260
Mitsubishi UFJ Financial Group, Inc.	15,200	80,534
Mitsui & Co. Ltd.	2,200	50,771
Mizuho Financial Group, Inc.	970	13,849
Murata Manufacturing Co. Ltd.	1,100	91,214
Nidec Corp.	120	13,483
Nintendo Co. Ltd.	200	103,047
Nippon Telegraph & Telephone Corp.	5,700	146,041
Nissan Motor Co. Ltd.(a)	1,300	7,525
NTT Data Corp.	900	13,947
Olympus Corp.	4,400	90,605
ORIX Corp.	2,500	43,703
Otsuka Holdings Co. Ltd.	200	7,951
Panasonic Corp.	1,300	15,571
Rakuten Group, Inc.	1,100	12,130
Recruit Holdings Co. Ltd.	1,800	93,085
Renesas Electronics Corp.(a)	1,500	16,245
Secom Co. Ltd.	200	15,107
Sekisui House Ltd.	800	15,850
Seven & i Holdings Co. Ltd.	1,000	44,568
Shimano, Inc.	100	25,578
Shin-Etsu Chemical Co. Ltd.	100	16,317
Softbank Corp.	1,800	23,519
SoftBank Group Corp.	300	18,854
Sompo Holdings, Inc.	700	28,966
Sony Group Corp.	500	52,191
Subaru Corp.	600	11,774
Sumitomo Corp.	500	6,799
Sumitomo Mitsui Financial Group, Inc.	1,800	60,674
Sysmex Corp.	100	11,902
Takeda Pharmaceutical Co. Ltd.	1,338	44,478
Tokio Marine Holdings, Inc.	800	38,166
Tokyo Electron Ltd.	300	123,605
Toshiba Corp.	500	21,534
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Japan–(continued)
Toyota Industries Corp.	200	$16,764
Toyota Motor Corp.	400	35,923
		2,529,442
Luxembourg–0.12%
ArcelorMittal S.A.	738	25,776
Malaysia–0.32%
Axiata Group Bhd.	9,900	8,750
Hartalega Holdings Bhd.	3,100	5,170
Hong Leong Bank Bhd.	1,200	5,118
IHH Healthcare Bhd.	5,400	7,225
MISC Bhd.	5,500	8,738
Petronas Chemicals Group Bhd.	2,200	4,192
Press Metal Aluminium Holdings Bhd.	4,900	5,597
Public Bank Bhd.	7,500	7,074
Tenaga Nasional Bhd.	4,600	10,511
Top Glove Corp. Bhd.	8,100	7,639
		70,014
Mexico–0.75%
Cemex S.A.B. de C.V., ADR(a)	4,048	32,910
Fomento Economico Mexicano, S.A.B. de C.V., ADR	252	22,017
Grupo Bimbo S.A.B. de C.V., Series A	3,100	7,145
Grupo Elektra S.A.B. de C.V.	55	4,459
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,800	18,152
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	5,900	5,714
Grupo Mexico S.A.B. de C.V., Class B	3,400	15,579
Wal-Mart de Mexico S.A.B. de C.V., Series V	17,973	59,247
		165,223
Netherlands–3.77%
Adyen N.V.(a)(b)	18	49,011
Akzo Nobel N.V.	288	35,614
ASML Holding N.V.	576	437,990
EXOR N.V.	198	16,308
Heineken N.V.	36	4,193
ING Groep N.V.	1,709	21,885
Koninklijke Ahold Delhaize N.V.	3,239	100,709
Koninklijke DSM N.V.	126	25,398
Koninklijke KPN N.V.	4,099	13,470
Koninklijke Philips N.V.	1,781	82,142
Wolters Kluwer N.V.	360	41,064
		827,784
Philippines–0.08%
SM Prime Holdings, Inc.	27,500	17,308
Poland–0.14%
Bank Polska Kasa Opieki S.A.(a)	323	7,880
KGHM Polska Miedz S.A.	148	7,477
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,493	14,656
		30,013
Russia–1.54%
Gazprom PJSC, ADR	3,940	30,732
Lukoil PJSC, ADR	254	21,769
Lukoil PJSC, ADR	736	63,215
Shares		Value
Russia–(continued)
MMC Norilsk Nickel PJSC, ADR	1,547	$53,372
Mobile TeleSystems PJSC, ADR	954	8,195
Novatek PJSC, GDR(b)	59	13,127
Novatek PJSC, GDR(b)	13	2,892
PhosAgro PJSC, GDR(b)	270	5,138
Rosneft Oil Co. PJSC, GDR(b)	7,395	54,412
Sberbank of Russia PJSC, ADR	2,033	33,809
Severstal PAO, GDR(b)	198	4,871
Surgutneftegas PJSC, ADR	2,915	12,884
Tatneft PJSC, ADR	306	12,154
TCS Group Holding PLC, GDR(b)	198	16,379
VTB Bank PJSC, GDR(b)	4,858	6,345
		339,294
Saudi Arabia–0.02%
Delivery Hero SE(a)(b)	36	5,391
Singapore–0.10%
DBS Group Holdings Ltd.	400	8,977
Oversea-Chinese Banking Corp. Ltd.	800	7,238
United Overseas Bank Ltd.	300	5,808
		22,023
South Africa–1.04%
Absa Group Ltd.(a)	1,278	11,890
Anglo American PLC	2,411	106,810
Capitec Bank Holdings Ltd.	144	15,993
FirstRand Ltd.	6,478	24,013
Impala Platinum Holdings Ltd.	522	9,407
Northam Platinum Ltd.(a)	648	10,220
Remgro Ltd.	756	5,742
Sasol Ltd.(a)	738	11,045
Sibanye Stillwater Ltd.	1,997	8,689
Standard Bank Group Ltd.	2,807	23,654
		227,463
South Korea–3.10%
Hyundai Mobis Co. Ltd.	252	58,509
Hyundai Motor Co.	36	6,843
Kakao Corp.	216	27,667
KB Financial Group, Inc.	306	13,593
Kia Corp.	216	15,747
LG Corp.	90	7,385
POSCO	72	22,857
Samsung C&T Corp.	36	4,441
Samsung Electronics Co. Ltd.	4,570	312,515
Samsung SDI Co. Ltd.	36	23,265
Shinhan Financial Group Co. Ltd.	288	9,794
SK Hynix, Inc.	1,403	138,021
SK Telecom Co. Ltd.	126	32,978
SK, Inc.	36	8,413
		682,028
Spain–1.66%
Banco Bilbao Vizcaya Argentaria S.A.	5,272	33,815
Banco Santander S.A.(a)	7,395	27,054
CaixaBank S.A.	5,668	16,850
Endesa S.A.	324	7,885
Ferrovial S.A.	468	13,883
Iberdrola S.A.	13,009	156,821
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Spain–(continued)
Industria de Diseno Textil S.A.	126	$4,275
Naturgy Energy Group S.A.	612	15,813
Repsol S.A.	4,462	48,810
Telefonica S.A.	8,763	40,198
		365,404
Sweden–1.65%
Assa Abloy AB, Class B	324	10,389
Atlas Copco AB, Class A	1,224	82,858
Epiroc AB, Class A	1,529	35,739
EQT AB	576	27,816
Essity AB, Class B	126	4,119
Evolution AB(b)	144	25,144
H & M Hennes & Mauritz AB, Class B(a)	162	3,394
Hexagon AB, Class B	396	6,565
Investor AB, Class B	396	9,810
Sandvik AB	1,456	37,926
Skandinaviska Enskilda Banken AB, Class A	1,619	21,874
Svenska Handelsbanken AB, Class A	378	4,267
Swedbank AB, Class A	216	4,209
Telefonaktiebolaget LM Ericsson, Class B	5,218	60,162
Telia Co. AB	2,000	8,779
Volvo AB, Class B	846	19,952
		363,003
Switzerland–7.36%
ABB Ltd.	684	25,006
Alcon, Inc.	360	26,210
Cie Financiere Richemont S.A.	270	34,581
Credit Suisse Group AG	8,331	83,720
Geberit AG	54	44,344
Holcim Ltd.(a)	348	20,402
Kuehne + Nagel International AG, Class R	90	30,366
Nestle S.A.	2,825	357,966
Novartis AG	3,203	296,264
Partners Group Holding AG	36	61,547
Roche Holding AG	1,008	389,796
Schindler Holding AG, PC	108	34,959
SGS S.A.	7	22,677
Sika AG	18	6,339
STMicroelectronics N.V.	108	4,427
Straumann Holding AG, Class R	36	66,772
Swatch Group AG (The), BR	18	6,013
Swisscom AG	36	21,660
UBS Group AG	5,146	84,851
		1,617,900
Taiwan–5.04%
ASE Technology Holding Co. Ltd., ADR	3,329	29,528
Asustek Computer, Inc.	1,000	12,548
Catcher Technology Co. Ltd.	2,000	13,226
Cathay Financial Holding Co. Ltd.	3,000	5,823
Chailease Holding Co. Ltd.	2,000	16,580
Cheng Shin Rubber Industry Co. Ltd.	2,000	3,088
China Development Financial Holding Corp.	10,000	5,056
China Steel Corp.(a)	15,000	19,486
Chunghwa Telecom Co. Ltd., ADR	378	15,672
CTBC Financial Holding Co. Ltd.	10,000	8,181
Delta Electronics, Inc.	3,000	30,877
Shares		Value
Taiwan–(continued)
Evergreen Marine Corp. Taiwan Ltd.(a)	8,000	$38,187
Far Eastern New Century Corp.	5,000	5,307
Formosa Chemicals & Fibre Corp.	2,000	5,900
Formosa Plastics Corp.	2,000	7,180
Fubon Financial Holding Co. Ltd.	3,000	8,059
Hon Hai Precision Industry Co. Ltd.	27,000	106,621
MediaTek, Inc.	3,000	97,549
Mega Financial Holding Co. Ltd.	5,000	5,923
Nan Ya Plastics Corp.	2,000	6,240
Nanya Technology Corp.	2,000	5,189
Novatek Microelectronics Corp.	2,000	36,763
Quanta Computer, Inc.	5,000	13,843
Sea Ltd., ADR(a)	144	39,767
Taiwan Cement Corp.	3,200	6,017
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,527	411,389
Uni-President Enterprises Corp.	4,000	10,481
United Microelectronics Corp., ADR	8,115	85,451
Wan Hai Lines Ltd.	4,000	32,329
Yang Ming Marine Transport Corp.(a)	4,000	16,915
Yuanta Financial Holding Co. Ltd.	10,600	9,626
		1,108,801
Turkey–0.05%
Eregli Demir ve Celik Fabrikalari TAS	4,750	11,275
United Kingdom–4.72%
Ashtead Group PLC	1,152	86,299
Aviva PLC	2,429	13,069
BAE Systems PLC	738	5,907
Barclays PLC	11,336	27,474
British American Tobacco PLC	1,242	46,295
BT Group PLC(a)	12,002	28,953
Coca-Cola Europacific Partners PLC	360	22,342
Compass Group PLC(a)	1,655	34,964
Diageo PLC	3,995	198,195
GlaxoSmithKline PLC	1,421	28,080
HSBC Holdings PLC	3,329	18,374
Imperial Brands PLC	1,332	28,535
Legal & General Group PLC	1,026	3,725
Lloyds Banking Group PLC	22,258	14,104
National Grid PLC	5,002	63,992
Natwest Group PLC	2,987	8,398
Prudential PLC	2,141	40,243
Reckitt Benckiser Group PLC	633	48,583
Royal Dutch Shell PLC, Class A	1,278	25,639
Schroders PLC	108	5,487
SSE PLC	612	12,291
Standard Chartered PLC	3,887	23,285
Tesco PLC	7,071	22,890
Unilever PLC	2,951	169,932
Vodafone Group PLC	38,182	61,236
		1,038,292
United States–1.08%
Ferguson PLC	756	105,978
JBS S.A.	2,100	12,923
Schneider Electric SE	234	39,210
Stellantis N.V.	1,278	24,580
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
United States–(continued)
Swiss Re AG	612	$55,398
		238,089
Vietnam–0.00%
Vietnam Dairy Products JSC	2	8
Total Common Stocks & Other Equity Interests (Cost $15,456,033)		17,648,070
Preferred Stocks–0.50%
Multinational–0.50%
Harambee Re Ltd., Pfd.(c)	304	4,082
Lion Rock Re Ltd., Pfd.(c)	25	10,052
Lorenz Re Ltd., Pfd.(c)	50	5,371
Mt. Logan Re Ltd., Pfd.(c)	116	74,103
Thopas Re Ltd., Pfd.(c)	95	10,640
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	3,258
Viribus Re Ltd., Pfd.(c)	38,090	3,287
Total Preferred Stocks (Cost $260,737)		110,793
Principal Amount
Event-Linked Bonds–0.46%
Multinational–0.46%
Alturas RE Segregated Account, Catastrophe Linked Notes, 12/31/2022(b)(c)(d)	$1,000	0
Principal Amount		Value
Multinational–(continued)
Eden RE II Ltd., Class A, Catastrophe Linked Notes, 03/22/2023(b)(c)(d)	$720	$14,499
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 09/09/2022(b)(c)(d)	1,174	7,095
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 03/01/2024(b)(c)(d)	120,000	72,695
Versutus Ltd., Catastrophe Linked Notes, 12/31/2022(c)(d)	6,601	7,242
Total Event-Linked Bonds (Cost $129,496)		101,531
Shares
Money Market Funds–8.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	497,926	497,926
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	719,429	719,717
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	569,058	569,058
Total Money Market Funds (Cost $1,786,701)		1,786,701
TOTAL INVESTMENTS IN SECURITIES—89.38% (Cost $17,632,967)		19,647,095
OTHER ASSETS LESS LIABILITIES–10.62%		2,334,611
NET ASSETS–100.00%		$21,981,706
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $546,164, which represented 2.47% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$507,570	$6,157,910	$(6,167,554)	$-	$-	$497,926	$247
Invesco Liquid Assets Portfolio, Institutional Class	362,484	4,398,507	(4,041,282)	36	(28)	719,717	187
Invesco Treasury Portfolio, Institutional Class	580,080	7,037,612	(7,048,634)	-	-	569,058	106
Total	$1,450,134	$17,594,029	$(17,257,470)	$36	$(28)	$1,786,701	$540

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	19	September-2021	$1,522,470	$(40,065)	$(40,065)
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P/TSX 60 Index	8	September-2021	$1,554,857	$32,781	$32,781
Total Futures Contracts				$(7,284)	$(7,284)

(a)	Futures contracts collateralized by $2,050,280 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.33%	Monthly	790	October—2021	USD	1,728,062	$—	$26,031	$26,031
Equity Risk
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Notes	1 Month USD LIBOR + 1.20%	Monthly	390	August—2021	USD	807,709	—	(21,735)	(21,735)
Total — Total Return Swap Agreements									$—	$4,296	$4,296

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended July 31, 2021, there were transfers from Level 2 to Level 3 of $3,416, due to lack of availability of market data for this security.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$8,140	$898,924	$—	$907,064
Austria	—	6,800	—	6,800
Belgium	—	56,608	—	56,608
Brazil	503,195	—	—	503,195
Chile	30,031	—	—	30,031
China	786,461	1,776,789	4,227	2,567,477
Denmark	—	513,384	—	513,384
Finland	—	179,547	—	179,547
France	—	1,140,718	—	1,140,718
Germany	—	1,166,657	—	1,166,657
Greece	—	16,411	—	16,411
Hong Kong	—	527,695	—	527,695
Hungary	—	30,091	—	30,091
Indonesia	—	59,381	—	59,381
Ireland	3,925	109,145	—	113,070
Italy	—	145,410	—	145,410
Japan	—	2,529,442	—	2,529,442
Luxembourg	—	25,776	—	25,776
Malaysia	—	70,014	—	70,014
Mexico	165,223	—	—	165,223
Multinational	—	—	212,324	212,324
Netherlands	—	827,784	—	827,784
Philippines	—	17,308	—	17,308
Poland	—	30,013	—	30,013
Russia	314,633	24,661	—	339,294
Saudi Arabia	—	5,391	—	5,391
Singapore	—	22,023	—	22,023
South Africa	—	227,463	—	227,463
South Korea	—	682,028	—	682,028
Spain	—	365,404	—	365,404
Sweden	—	363,003	—	363,003
Switzerland	—	1,617,900	—	1,617,900
Taiwan	581,807	526,994	—	1,108,801
Turkey	—	11,275	—	11,275
United Kingdom	22,342	1,015,950	—	1,038,292
United States	12,923	225,166	—	238,089
Vietnam	—	8	—	8
Money Market Funds	1,786,701	—	—	1,786,701
Total Investments in Securities	4,215,381	15,215,163	216,551	19,647,095
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$32,781	$—	$—	$32,781
Swap Agreements	—	26,031	—	26,031
	32,781	26,031	—	58,812
Other Investments - Liabilities*
Futures Contracts	(40,065)	—	—	(40,065)
Swap Agreements	—	(21,735)	—	(21,735)
	(40,065)	(21,735)	—	(61,800)
Total Other Investments	(7,284)	4,296	—	(2,988)
Total Investments	$4,208,097	$15,219,459	$216,551	$19,644,107

*	Unrealized appreciation (depreciation).
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2021:
	Value 10/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/2021
Common Stocks & Other Equity Interests	$–	$1,781	$–	$–	$–	$(970)	$3,416	$–	$4,227
Preferred Stocks	320,343	–	(149,440)	–	23,742	(83,852)	–	–	110,793
Event-Linked Bonds	92,649	–	(8,312)	–	723	16,471	–	–	101,531
Total	$412,992	$1,781	$(157,752)	$–	$24,465	$(68,351)	$3,416	$–	$216,551
Invesco Advantage International Fund